SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of each share-based award is estimated at grant date for the years ended 2013, 2014 and 2015 using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31	2013	2014	2015

Risk-free interest rate (1)	0.11% - 2.66%	0.11% - 2.66%	0.11% - 2.66%
Expected life (2)	2-5 years	2-5 years	2-5 years
Expected volatility (3)	39.17% - 42.04%	38.15% - 42.04%	38.15% - 42.04%
Dividend yield (4)	Nil	Nil	Nil

(1)	Risk-free interest rate

Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.

(2)	Expected life

The expected life was estimated as the average between the vesting term of the options and the original contractual term.

(3)	Expected volatility

The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.

(4)	Dividend yield

The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.

(5)	Share price

The fair value of the ordinary shares on the grant date was the closing price of the Company's stock at each grant date.

The fair value for the share equity of Actions Technology Zhuhai was the valuation value analyzed by the independent third party.

Summary of Stock Options Activity

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average
	Number	exercise price	fair value
	of options	per option	at grant date

Outstanding at December 31, 2012	4,878,097	$1.40	$1.01
Granted on April 1, 2013	280,000	$2.58	$0.05
Exercised	(2,172,103)	$1.40	$1.21
Forfeited	(68,005)	$1.40	$1.12
Expired	(21,650)	$1.40	$1.27
Outstanding at December 31, 2013	2,896,339	$1.51	$0.77
Exercised	(1,815,259)	$1.40	$1.20
Forfeited	(10,000)	$1.40	$1.28
Expired	(96,796)	$1.40	$1.09
Outstanding at December 31, 2014	974,284	$1.73	$0.86
Exercised	(544,584)	$1.40	$1.23
Expired	(52,800)	$1.40	$1.20
Outstanding at December 31, 2015	376,900	$2.28	$0.28

Summary of Stock Options Outstanding

The following table summarizes information with respect to stock options outstanding at December 31, 2014 and 2015:

Options exercisable
	Options outstanding as of December 31, 2014				as of December 31, 2014
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	974,284	5 years	$1.73	$375	694,284	$1.40	$375

Options exercisable
	Options outstanding as of December 31, 2015				as of December 31, 2015
			Weighted			Weighted
		Weighted	average			average
		average	exercise	Aggregate	Number	exercise	Aggregate
	Number	contractual	price	intrinsic	of	price	intrinsic
	of option	period	per option	value	options	per option	value

Ordinary shares	376,900	5 years	$2.28	$27	96,900	$1.40	$27

RSU of share-based compensation plan A and B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSU Activity

A summary of RSU activity is as follows:

Number
of RSU

Outstanding at December 31, 2012	581,650
Granted on April 1, 2013	1,217,600
Exercised	(173,350)
Forfeited	(51,900)
Outstanding at December 31, 2013	1,574,000
Granted on November 4, 2014	20,000
Exercised	(237,400)
Expired	(26,500)
Forfeited	(227,900)
Outstanding at December 31, 2014	1,102,200
Exercised	(52,300)
Expired	(18,800)
Forfeited	(172,700)
Outstanding at December 31, 2015	858,400

RSU of share-based compensation plan C [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSU Activity

A summary of RSU activity is as follows:

Number
of RSU
Granted on May 12, 2015	6,698,000
Granted on August 14, 2015	9,477,000
Exercised	(47,700)
Forfeited	(667,500)
Outstanding at December 31, 2015	15,459,800